Average Annual Total Returns - Invesco BulletShares 2022 Corporate Bond ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Nasdaq BulletShares® USD Corporate Bond 2022 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq BulletShares® USD Corporate Bond 2022 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq BulletShares® USD Corporate Bond 2022 Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jul. 17, 2013	7.41%	3.51%	3.97%	6.16%	2.33%	2.75%	4.37%	2.16%	2.50%	7.57%	3.64%	4.15%	14.54%	4.60%	4.85%